SA BlackRock Advantage International Portfolio Investment Strategy - SA BlackRock Advantage International Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	Under normal circumstances, the Portfolio seeks to invest at least 80% of its net assets in non-U.S. equity securities of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE® Index (the “Index”) and derivatives that are tied economically to securities of the Index. Investments in derivatives are counted toward the Portfolio’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. The Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The Index is comprised of large- and mid-cap developed market equities. Equity securities include common stock and preferred stock. The Portfolio primarily seeks to purchase common stock and may also invest in preferred stock and convertible securities (including, without limitation, convertible preferred stock, convertible debt securities, and other instruments with equity conversion features). From time to time, the Portfolio may invest in shares of companies through “new issues” or initial public offerings. The Portfolio will invest in securities of non-U.S. issuers. While these investments may be valued in U.S. dollars, they will generally be valued in foreign currencies. When investments are held in foreign currencies, the Portfolio may use hedging strategies to reduce the risk of currency fluctuations, although it is not required to do so. In addition, the Portfolio may enter into currency transactions as a strategy to increase the Portfolio’s overall return. The Portfolio may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts, both to seek to increase the return of the Portfolio and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Portfolio effectively, the Portfolio may buy and sell financial futures contracts or options on such contracts. The subadviser seeks to pursue the Portfolio’s investment goal by investing in international securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks which the Portfolio can seek to capture by over- and under-weighting particular equities while seeking to control the additional risk created by these equities so that the Portfolio’s overall risk profile remains consistent with its benchmark. The subadviser then constructs and rebalances the portfolio by integrating its investment insights with the model-based optimization process. The subadviser has no stated minimum holding period for investments and may buy or sell securities whenever it sees an appropriate opportunity. The subadviser may engage in active and frequent trading of the Portfolio’s investments to achieve the Portfolio’s investment goal. The subadviser’s investment process leverages fundamentally informed and data-driven insights, which may use a range of factors to generate investment ideas, including macroeconomic inputs, company fundamentals, machine learning and artificial intelligence methods including large language models, sentiment analysis, factor and thematic insights, and measures of whether a security is over- or under-valued.